Variable Interest Entity and Redeemable Non-Controlling Interest - Financial Assets Measured At Fair Value (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of period	$ 4,384	$ 0	$ 4,356	$ 0	$ 0
Investment by redeemable non-controlling interest					4,513
Net loss attributable to redeemable non-controlling interest	(232)	0	(408)	0	(141)
Foreign currency translation	78	0	169	0	(16)
Adjustment to redeemable non-controlling interest	154	0	267	0
Balance, end of period	$ 4,384	$ 0	$ 4,384	$ 0	$ 4,356